COUNTRY RIGHTS OPTION (Details Narrative) - USD ($)						1 Months Ended					2 Months Ended	3 Months Ended		12 Months Ended
	Apr. 02, 2022	Feb. 12, 2022	Apr. 06, 2021	Apr. 06, 2021	Mar. 15, 2021	Sep. 30, 2021	Mar. 31, 2021	Feb. 26, 2021	Dec. 23, 2020	Oct. 31, 2020	Mar. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of warrants granted														40,925,000	262,725,000
Warrant exercise price									$ 1.00			$ 0.33088		$ 0.32627	$ 0.23875
Warrant term									1 year			1 year 11 months 12 days		2 years 2 months 8 days	1 year 10 months 17 days
Deferred revenue															$ 43,243
Proceeds from warrant exercises												$ 2,000,000		4,000,000
Shares outstanding
Proceeds from issuance of common stock														$ 1,000,000
Shares issued for cash, shares		13,200,000
Subsequent Event [Member]
Shares issued for cash, shares	13,200,000										675,000
Warrant [Member]
Number of warrants granted									12,500,000
Proceeds from warrant exercises										$ 4,000,000
Warrant [Member] | Subsequent Event [Member]
Proceeds from warrant exercises										$ 4,000,000
Tuigamala Group Pty Ltd [Member] | Subsidiaries [Member]
Ownership percentage						66.66%	33.33%	35.00%					33.33%
Shares outstanding						2,500,000	1,250,000	3,750,000					1,250,000
Proceeds from issuance of common stock						$ 10,000,000	$ 5,000,000	$ 15,000,000
Aurea Group [Member] | Subsidiaries [Member]
Ownership percentage												35.00%		35.00%
Shares outstanding														1,562,500
Proceeds from issuance of common stock					$ 7,500,000									$ 6,500,000
Aurea Group [Member] | Subsidiaries [Member] | At First Closing Date [Member]
Shares outstanding					437,500
Proceeds from issuance of common stock					$ 1,000,000
Aurea Group [Member] | Each Tranches [Member] | Subsidiaries [Member]
Proceeds from issuance of common stock			$ 500,000	$ 500,000
Securities Purchase Agreement [Member] | Tuigamala Group Pty Ltd [Member]
Proceeds from stock options									$ 5,600,000
Number of warrants granted									12,500,000
Warrant exercise price									$ 1.00
Warrant term									2 years
Warrant expiration date															Dec. 23, 2021
Proceeds from warrant exercises									$ 600,000
Securities Purchase Agreement [Member] | Tuigamala Group Pty Ltd [Member] | Warrant [Member]
Deferred revenue									556,757
Securities Purchase Agreement [Member] | Tuigamala Group Pty Ltd [Member] | Options [Member]
Deferred revenue									43,243
Securities Purchase Agreement [Member] | Tuigamala Group Pty Ltd [Member] | Initial Payment [Member]
Proceeds from stock options									600,000
Securities Purchase Agreement [Member] | Tuigamala Group Pty Ltd [Member] | Second Payment [Member]
Proceeds from stock options									$ 5,000,000
Settlement Agreement [Member]
Shares issued for cash, shares														4,000,000
Settlement Agreement [Member] | Subsequent Event [Member]
Shares issued for cash, shares														4,000,000